Shareholders' equity and share-based payments - TOTAL performance share plans (Details)	12 Months Ended
	Dec. 31, 2023 Mt	Dec. 31, 2022 EquityInstruments Mt	Dec. 31, 2021 EquityInstruments item Mt $ / bbl	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments	May 28, 2021 EUR (€)	Mar. 18, 2020 EUR (€)	Mar. 13, 2019 EUR (€)	Mar. 14, 2018 EUR (€)	Jul. 26, 2017 EUR (€)	Jul. 27, 2016 EUR (€)
TotalEnergies performance share plans
Share-based payments
Number outstanding as of the beginning of the period		19,675,018	19,021,217	18,043,937	17,264,934
Notified (in shares)			6,764,548	6,727,352	6,447,069
Cancelled (in shares)			(1,537,552)	(1,432,497)	(1,389,118)
Finally granted (in shares)			(4,573,195)	(4,317,575)	(4,278,948)
Number outstanding as of the end of the period			19,675,018	19,021,217	18,043,937
Vesting period			3 years
Holding period for non-transferability of shares			2 years
TotalEnergies performance share plans - 2016-2018 Plans
Share-based payments
Number of performance conditions | item			2
TotalEnergies performance share plans - 2016 Plan
Share-based payments
Grant date IFRS 2 fair value | €											€ 35.37
Number outstanding as of the beginning of the period					5,543,220
Cancelled (in shares)					(1,267,392)
Finally granted (in shares)					(4,275,828)
TotalEnergies performance share plans - 2017 Plan
Share-based payments
Grant date IFRS 2 fair value | €										€ 35.57
Number outstanding as of the beginning of the period				5,607,859	5,650,919
Cancelled (in shares)				(1,313,687)	(41,220)
Finally granted (in shares)				(4,294,172)	(1,840)
Number outstanding as of the end of the period					5,607,859
TotalEnergies performance share plans - 2018 Plan
Share-based payments
Grant date IFRS 2 fair value | €									€ 36.22
Number outstanding as of the beginning of the period			5,961,865	6,028,435	6,070,795
Cancelled (in shares)			(1,395,555)	(55,830)	(41,260)
Finally granted (in shares)			(4,566,310)	(10,740)	(1,100)
Number outstanding as of the end of the period				5,961,865	6,028,435
TotalEnergies performance share plans - 2019 Plan
Share-based payments
Grant date IFRS 2 fair value | €								€ 40.11
Number outstanding as of the beginning of the period		6,289,076	6,352,464	6,407,643
Notified (in shares)					6,447,069
Cancelled (in shares)			(58,578)	(44,289)	(39,246)
Finally granted (in shares)			(4,810)	(10,890)	(180)
Number outstanding as of the end of the period			6,289,076	6,352,464	6,407,643
Number of performance conditions | item			3
TotalEnergies performance share plans - 2020 Plan
Share-based payments
Grant date IFRS 2 fair value | €							€ 12.40
Number outstanding as of the beginning of the period		6,653,202	6,706,888
Notified (in shares)				6,727,352
Cancelled (in shares)			(52,301)	(18,691)
Finally granted (in shares)			(1,385)	(1,773)
Number outstanding as of the end of the period			6,653,202	6,706,888
Number of performance conditions | item			4
TotalEnergies performance share plans - 2021 Plan
Share-based payments
Grant date IFRS 2 fair value | €						€ 27.40
Number outstanding as of the beginning of the period		6,732,740
Notified (in shares)			6,764,548
Cancelled (in shares)			(31,118)
Finally granted (in shares)			(690)
Number outstanding as of the end of the period			6,732,740
Number of performance conditions | item			5
First number of shares granted to non-senior executives, not subject to performance conditions | item			150
Percentage of shares ranked against peers based on TSR criterion			25.00%
Percentage of shares ranked against peers based on annual variation in netcash flow per share criterion			25.00%
1st place: grant rate (as a percent)			180.00%
2nd place: grant rate (as a percent)			130.00%
3rd place: grant rate (as a percent)			80.00%
4th and 5th places: grant rate (as a percent)			0.00%
Percentage of shares for which pre-dividend organic cash breakeven criterion is assessed			20.00%
Maximum breakeven for maximum grant to be reached | $ / bbl			30
Minimum breakeven for no grant | $ / bbl			40
Percentage of shares ranked based on change in GHG on operated oil and gas facilities			15.00%
Target to reduce GHG emissions | Mt	41.2	41.8	42.4
Amount of emissions above target for zero grant rate | Mt			1
Percentage of shares ranked based on change in indirect green house gas emissions			15.00%
Percentage of target reduction of the CHG emissions	(16.00%)	(14.00%)	(12.00%)
Percentage of reduction in CHG emissions below the target for zero grant rate			4.00%
Percentage of target reduction of the CHG emissions for zero grant rate	(12.00%)	(10.00%)	(8.00%)
Number of grant rates averaged for each performance condition | item			3
Percentage of nearest rounding for performance conditions			0.10%
Maximum average grant rate for each performance condition (as a percent)			100.00%
Percentage of nearest rounding for definitive grant date rates			0.10%